RELATED PARTY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Accounts receivable after allowance for credit loss	$ 476,920		$ 391,281	$ 463,194
Former Officer And Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount	20,403	$ 16,280	67,504	293,139
Consulting Services And Capital Payment Returns [Member]
Related Party Transaction [Line Items]
Related party transaction amount			$ 50,000	191,250
Capital Payment Returns [Member]
Related Party Transaction [Line Items]
Related party transaction amount				101,889
Board Of Director [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock repurchased and retired during period			18,000
Payroll Reimbursement [Member] | Subsidiaries [Member]
Related Party Transaction [Line Items]
Related party transaction amount			$ 73,678	141,429
Accounts receivable after allowance for credit loss			1,524	12,376
Consulting Services [Member] | Former Officer And Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount	7,903	12,500
Capital Payment Returns [Member] | Former Officer And Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount	3,780		17,504
Investment In DMH207 [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction amount	370
Chief Executive Officer [Member] | Investments DMH207 [Member]
Related Party Transaction [Line Items]
Related party transaction amount		390
Investments DMH207Member [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related party transaction amount			1,323	4,604
Stocks Repurchase [Member] | Board Of Director [Member]
Related Party Transaction [Line Items]
Related party transaction amount			11,880
Subsidiaries [Member]
Related Party Transaction [Line Items]
Sublease Income	3,479	3,378	13,645	$ 11,442
Subsidiaries [Member] | Payroll Reimbursement [Member]
Related Party Transaction [Line Items]
Related party transaction amount	3,944	$ 23,640
Accounts receivable after allowance for credit loss	$ 1,163		$ 1,524